UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number: 811-134

                     AllianceBernstein Balanced Shares, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                    Date of reporting period: August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
August 31, 2004 (unaudited)

Company                                                                     Shares       U.S. $ Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-68.0%

Finance-18.2%
Banking - Money Centers-3.7%
J.P. Morgan Chase & Co.                                                  1,227,868    $    48,599,015
Royal Bank of Scotland Group Plc pfd. (United Kingdom)                      50,000          1,191,500
Wachovia Corp.                                                             185,400          8,697,114
                                                                                      ---------------
                                                                                           58,487,629
                                                                                      ---------------

Banking - Regional-2.2%
Bank of America Corp.                                                      777,850         34,987,693
                                                                                      ---------------

Brokerage & Money Management-1.5%
Merrill Lynch & Co., Inc.*                                                 301,600         15,402,712
Morgan Stanley*                                                            150,000          7,609,500
                                                                                      ---------------
                                                                                           23,012,212
                                                                                      ---------------

Insurance-6.1%
ACE, Ltd. (Bermuda)*                                                       455,000         17,540,250
AFLAC, Inc.*                                                               152,800          6,127,280
American International Group, Inc.                                         652,700         46,498,348
Axis Capital Holdings, Ltd. (Bermuda)                                      138,500          3,305,995
Genworth Financial, Inc. Cl.A                                                4,125            117,563
Metlife, Inc.*                                                             259,000          9,647,750
The Allstate Corp.                                                         257,400         12,151,854
                                                                                      ---------------
                                                                                           95,389,040
                                                                                      ---------------

Mortgage Banking-1.3%
Fannie Mae*                                                                216,400         16,110,980
PMI Group, Inc.*                                                            92,400          3,837,372
Sovereign Capital Trust IV                                                  16,000            778,000
                                                                                      ---------------
                                                                                           20,726,352
                                                                                      ---------------

Miscellaneous-3.4%
Citigroup, Inc.                                                            956,094         44,534,859
MBNA Corp.                                                                 349,980          8,448,517
                                                                                      ---------------
                                                                                           52,983,376
                                                                                      ---------------
                                                                                          285,586,302
                                                                                      ---------------

Consumer Services-8.6%
Broadcasting & Cable-5.1%
Clear Channel Communications, Inc.*                                        377,800         12,660,078
Comcast Corp. Cl.A(a)*                                                     307,206          8,653,993
Comcast Corp. Cl.A Special(a)*                                             306,000          8,491,500
Time Warner, Inc.(a)*                                                      958,200         15,666,570


                                       1       ALLIANCEBERNSTEIN BALANCED SHARES

Company                                                                     Shares       U.S. $ Value
-----------------------------------------------------------------------------------------------------
Viacom, Inc. Cl.B                                                          852,600         28,400,106
Westwood One, Inc.(a)                                                      260,600          5,847,864
                                                                                      ---------------
                                                                                           79,720,111
                                                                                      ---------------

Cellular Communications-0.3%
Nextel Communications, Inc.(a)                                             201,500          4,672,785
                                                                                      ---------------

Entertainment & Leisure-1.5%
Carnival Corp. (Panama)*                                                   419,800         19,222,642
Harley-Davidson, Inc.*                                                      64,000          3,905,280
                                                                                      ---------------
                                                                                           23,127,922
                                                                                      ---------------

Restaurants & Lodging-0.4%
McDonald's Corp.                                                           274,200          7,408,884
                                                                                      ---------------

Retail - General Merchandise-1.3%
The Home Depot, Inc.                                                       557,600         20,385,856
                                                                                      ---------------
                                                                                          135,315,558
                                                                                      ---------------

Energy-8.4%
Domestic Integrated-0.6%
Occidental Petroleum Corp.                                                 199,000         10,278,350
                                                                                      ---------------

Domestic Producers-0.7%
Noble Energy, Inc.                                                         212,200         10,924,056
                                                                                      ---------------

International-3.7%
BP Plc (ADR) (United Kingdom)                                              359,700         19,315,890
ChevronTexaco Corp.*                                                       168,200         16,399,500
Exxon Mobil Corp.                                                          477,300         22,003,530
                                                                                      ---------------
                                                                                           57,718,920
                                                                                      ---------------

Oil Service-1.1%
EnCana Corp. (Canada)                                                      135,100          5,552,610
Halliburton Co.                                                            148,200          4,322,994
Nabors Industries, Ltd. (Barbados)(a)*                                     164,000          7,232,400
                                                                                      ---------------
                                                                                           17,108,004
                                                                                      ---------------

Miscellaneous-2.3%
ConocoPhillips                                                             479,000         35,651,970
                                                                                      ---------------
                                                                                          131,681,300
                                                                                      ---------------

Health Care-6.2%
Drugs-1.5%
Pfizer, Inc.                                                               704,000         22,999,680
                                                                                      ---------------

Medical Products-0.9%
Boston Scientific Corp.(a)*                                                412,700         14,745,771
                                                                                      ---------------


                                       2       ALLIANCEBERNSTEIN BALANCED SHARES

Company                                                                     Shares       U.S. $ Value
-----------------------------------------------------------------------------------------------------
Medical Services-3.8%
Anthem, Inc.(a)*                                                           145,300         11,804,172
Caremark Rx, Inc.(a)*                                                      290,500          8,337,350
HCA, Inc.*                                                                 273,400         10,610,654
UnitedHealth Group, Inc.*                                                  154,300         10,203,859
WellPoint Health Networks, Inc.(a)                                         188,000         18,457,840
                                                                                      ---------------
                                                                                           59,413,875
                                                                                      ---------------
                                                                                           97,159,326
                                                                                      ---------------

Capital Goods-6.0%
Automotive-0.2%
Ford Motor Co. Capital Trust II pfd                                         60,000          3,175,200
                                                                                      ---------------

Electrical Equipment-1.2%
Emerson Electric Co.                                                       141,300          8,795,925
Johnson Controls, Inc.                                                     171,400          9,649,820
                                                                                      ---------------
                                                                                           18,445,745
                                                                                      ---------------

Machinery-1.3%
Ingersoll-Rand Co. Cl.A (Bermuda)                                          202,900         13,190,529
PACCAR, Inc.                                                               123,000          7,403,370
                                                                                      ---------------
                                                                                           20,593,899
                                                                                      ---------------

Miscellaneous-3.3%
General Electric Co.                                                     1,080,400         35,426,316
United Technologies Corp.*                                                 170,600         16,021,046
                                                                                      ---------------
                                                                                           51,447,362
                                                                                      ---------------
                                                                                           93,662,206
                                                                                      ---------------

Consumer Staples-5.9%
Beverages-1.4%
Anheuser-Busch Cos., Inc.*                                                 164,400          8,680,320
PepsiCo, Inc.                                                              125,100          6,255,000
The Coca-Cola Co.                                                          153,000          6,840,630
                                                                                      ---------------
                                                                                           21,775,950
                                                                                      ---------------

Cosmetics-1.7%
Avon Products, Inc.                                                        592,680         26,184,602
                                                                                      ---------------

Household Products-1.3%
The Procter & Gamble Co.*                                                  366,600         20,518,602
                                                                                      ---------------

Tobacco-1.5%
Altria Group, Inc.                                                         490,000         23,985,500
                                                                                      ---------------
                                                                                           92,464,654
                                                                                      ---------------

Technology-4.3%
Computer Hardware/Storage-1.7%
EMC Corp.(a)*                                                              443,800          4,779,726
Hewlett-Packard Co.                                                        647,000         11,574,830


                                       3       ALLIANCEBERNSTEIN BALANCED SHARES

Company                                                                     Shares       U.S. $ Value
-----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                      121,800         10,315,242
                                                                                      ---------------
                                                                                           26,669,798
                                                                                      ---------------

Semi-Conductor Capital Equipment-0.2%
Applied Materials, Inc.(a)                                                 252,800          4,016,992
                                                                                      ---------------

Semi-Conductor Components-0.4%
Marvell Technology Group, Ltd. (Bermuda)(a)*                               258,000          5,964,960
                                                                                      ---------------

Software-2.0%
Microsoft Corp.                                                          1,158,600         31,629,780
                                                                                      ---------------
                                                                                           68,281,530
                                                                                      ---------------

Utilities-3.9%
Electric & Gas Utility-1.9%
DTE Energy Trust I pfd                                                      60,000          1,614,600
Entergy Corp.                                                              164,000          9,889,200
Exelon Corp.                                                               302,400         11,143,440
PPL Corp.                                                                  140,300          6,710,549
                                                                                      ---------------
                                                                                           29,357,789
                                                                                      ---------------

Telephone Utility-2.0%
BellSouth Corp.*                                                           220,700          5,905,932
SBC Communications, Inc.                                                   239,400          6,174,126
Sprint Corp.                                                               456,600          8,985,888
Verizon Communications, Inc.*                                              281,500         11,048,875
                                                                                      ---------------
                                                                                           32,114,821
                                                                                      ---------------
                                                                                           61,472,610
                                                                                      ---------------

Transportation-2.3%
Railroad-2.3%
Burlington Northern Santa Fe Corp.                                         461,400         16,518,120
Union Pacific Corp.                                                        344,100         19,651,551
                                                                                      ---------------
                                                                                           36,169,671
                                                                                      ---------------

Basic Industry-1.5%
Chemicals-1.1%
Air Products & Chemicals, Inc.*                                            192,100         10,062,198
E.I. du Pont de Nemours & Co.                                              163,700          6,917,962
                                                                                      ---------------
                                                                                           16,980,160
                                                                                      ---------------

Containers-0.1%
Ball Corp.                                                                  17,000            634,780
                                                                                      ---------------

Mining & Metals-0.3%
Alcoa, Inc.*                                                               162,000          5,245,560
                                                                                      ---------------
                                                                                           22,860,500
                                                                                      ---------------


                                       4       ALLIANCEBERNSTEIN BALANCED SHARES

Company                                                                     Shares       U.S. $ Value
-----------------------------------------------------------------------------------------------------
Consumer Manufacturing-1.3%
Building & Related-1.3%
American Standard Cos., Inc.(a)*                                           442,800         16,653,708
Mohawk Industries, Inc.(a)                                                  45,000          3,461,400
                                                                                      ---------------
                                                                                           20,115,108
                                                                                      ---------------

Multi-Industry Companies-0.8%
3M Co.                                                                      69,300          5,707,548
Tyco International, Ltd.*                                                  237,097          7,425,878
                                                                                      ---------------
                                                                                           13,133,426
                                                                                      ---------------

Aerospace & Defense-0.6%
Aerospace-0.6%
Northrop Grumman Corp.                                                     179,400          9,266,010
                                                                                      ---------------

Total Common Stocks & Other Investments
(cost $896,491,290)                                                                     1,067,168,201
                                                                                      ---------------

                                                                         Principal
                                                                            Amount
                                                                             (000)

DEBT OBLIGATIONS-26.7%

U.S. Government & Government Sponsored Agency Obligations-17.9%
Federal National Mortgage Association
   6.625%, 10/15/07                                                    $    12,000         13,260,924
                                                                                      ---------------

U.S. Treasury Bonds
   5.375%, 2/15/31 *                                                         9,225          9,821,747
   8.125%, 8/15/19                                                           3,815          5,213,586
   9.875%, 11/15/15                                                          1,000          1,491,992
   11.25%, 2/15/15 *                                                         9,000         14,336,721
                                                                                      ---------------
                                                                                           30,864,046
                                                                                      ---------------
U.S. Treasury Notes
   1.875%, 12/31/05 *                                                       18,000         17,943,750
   2.00%, 8/31/05                                                           82,000         82,035,260
   3.00%, 11/15/07-2/15/09*                                                 17,850         17,904,933
   3.125%, 4/15/09                                                             900            895,675
   3.25%, 8/15/08 *                                                         10,000         10,072,660
   3.625%, 5/15/13 *                                                         6,390          6,223,758
   4.00%, 11/15/12-2/15/14*                                                 33,400         33,480,545
   4.25%, 8/15/13-8/15/14*                                                  15,980         16,196,982
   5.625%, 5/15/08 *                                                        19,375         21,162,654
   6.00%, 8/15/09                                                            2,250          2,523,427
   6.125%, 8/15/07 *                                                        23,000         25,191,279
   7.50%, 2/15/05                                                            2,300          2,359,747
                                                                                      ---------------
                                                                                          235,990,670
                                                                                      ---------------

Total U.S. Government & Government Sponsored Agency Obligations
(cost $274,631,067)                                                                       280,115,640
                                                                                      ---------------


                                       5       ALLIANCEBERNSTEIN BALANCED SHARES

                                                                         Principal
                                                                            Amount
Company                                                                      (000)       U.S. $ Value
-----------------------------------------------------------------------------------------------------
Corporate Debt Obligations-8.3%
Agriculture-0.0%
Case New Holland, Inc.
   9.25%, 8/01/11(b)                                                           400            442,000
                                                                                      ---------------

Automotive-0.1%
Lear Corp. Series B
   8.11%, 5/15/09                                                            1,100          1,276,527
                                                                                      ---------------

Banking-1.5%
Barclays Bank Plc (United Kingdom)
   8.55%, 6/15/11(b)                                                         1,000          1,224,336
BB&T Corp.
   6.50%, 8/01/11                                                            1,000          1,116,650
BNP Paribas
   5.125%, 1/15/15(b)                                                        1,200          1,220,821
Capital One Bank
   6.50%, 6/13/14                                                            1,600          1,717,918
Chase Manhattan Corp.
   7.00%, 11/15/10                                                           1,000          1,136,811
DBS Group Holdings, Ltd.
   7.125%, 5/15/11(b)                                                        1,500          1,722,083
Dresdner Funding Trust I
   8.151%, 6/30/31(b)                                                          850          1,017,593
First Union Capital II
   7.95%, 11/15/30                                                           1,350          1,674,458
HBOS Plc (United Kingdom)
   5.375%, 11/01/13(b)                                                       1,250          1,263,383
HSBC Capital Funding LP (United Kingdom)
   10.176%, 6/30/30(b)                                                       2,500          3,712,972
Ing Capital Funding Trust III
   8.439%, 12/31/50                                                          2,000          2,416,176
Royal Bank of Scotland Group Plc (United Kingdom)
   7.648%, 8/31/50                                                           1,000          1,176,445
Sanwa Bank, Ltd.
   7.40%, 6/15/12                                                              800            911,813
UFJ Finance Aruba AEC (Aruba)
   6.75%, 7/15/14                                                              800            884,734
US Bancorp
   7.50%, 6/01/27                                                            2,025          2,465,980
                                                                                      ---------------
                                                                                           23,662,173
                                                                                      ---------------

Broadcasting/Media-0.1%
WPP Finance Corp. (United Kingdom)
   5.875%, 6/15/14(b)*                                                       1,000          1,024,204
                                                                                      ---------------

Building/Real Estate-0.3%
Beazer Homes USA,  Inc.
   8.375%, 4/15/12                                                             400            435,000
CRH America, Inc.
   6.40%, 10/15/33                                                           1,200          1,263,882
   6.95%, 3/15/12                                                              750            850,976


                                       6       ALLIANCEBERNSTEIN BALANCED SHARES

                                                                         Principal
                                                                            Amount
Company                                                                      (000)       U.S. $ Value
-----------------------------------------------------------------------------------------------------
EOP Operating LP
   5.875%, 1/15/13                                                             225            236,173
   7.875%, 7/15/31                                                           1,000          1,153,708
Meritage Corp.
   9.75%, 6/01/11                                                              400            446,000
                                                                                      ---------------
                                                                                            4,385,739
                                                                                      ---------------

Cable-0.2%
Comcast Corp.
   7.05%, 3/15/33                                                              500            545,560
Rogers Cable, Inc. (Canada)
   6.25%, 6/15/13                                                            1,260          1,230,963
Shaw Communications, Inc. (Canada)
   7.20%, 12/15/11                                                           1,050          1,121,676
                                                                                      ---------------
                                                                                            2,898,199
                                                                                      ---------------

Communications-0.3%
Sprint Capital Corp.
   6.875%, 11/15/28                                                          3,700          3,856,477
TPSA Finance BV (Netherlands)
   7.75%, 12/10/08                                                             200            226,760
                                                                                      ---------------
                                                                                            4,083,237
                                                                                      ---------------

Communications - Fixed-0.4%
British Telecommunications Plc (United Kingdom)
   8.875%, 12/15/30                                                          4,650          6,043,414
Qwest Services Corp.
   13.75%, 12/15/10(b)                                                         725            842,813
                                                                                      ---------------
                                                                                            6,886,227
                                                                                      ---------------

Communications - Mobile-0.4%
America Movil S.A. de C.V. (Mexico) Series L
   5.50%, 3/01/14(b)                                                           550            535,304
AT&T Wireless Services, Inc.
   8.75%, 3/01/31                                                            2,000          2,588,536
Mobifon Holdings BV (Netherlands)
   12.50%, 7/31/10                                                             500            580,000
PTC International Finance II, SA (Luxembourg)
   11.25%, 12/01/09                                                          1,250          1,337,500
TELUS Corp. (Canada)
   7.50%, 6/01/07                                                              800            878,885
Tritel PCS, Inc.
   10.375%, 1/15/11                                                            195            224,152
                                                                                      ---------------
                                                                                            6,144,377
                                                                                      ---------------

Containers-0.1%
Packaging Corp. of America
   4.375%, 8/01/08                                                           1,800          1,816,301
                                                                                      ---------------

Electric & Gas Utility-0.1%
First Energy Corp.
   7.375%, 11/15/31                                                          2,000          2,234,412
                                                                                      ---------------


                                       7       ALLIANCEBERNSTEIN BALANCED SHARES

                                                                         Principal
                                                                            Amount
Company                                                                      (000)       U.S. $ Value
-----------------------------------------------------------------------------------------------------
Energy-0.2%
Chesapeake Energy Corp.
   9.00%, 8/15/12                                                            1,000          1,140,000
Petronas Capital, Ltd.
   7.00%, 5/22/12(b)                                                           850            968,421
Union Pacific Resources Group, Inc.
   7.30%, 4/15/09                                                              850            957,586
XTO Energy, Inc.
   7.50%, 4/15/12                                                              400            466,244
                                                                                      ---------------
                                                                                            3,532,251
                                                                                      ---------------

Entertainment & Leisure-0.1%
Six Flags, Inc.
   9.50%, 2/01/09 *                                                          1,000            970,000
   9.75%, 4/15/13 *                                                            800            744,000
                                                                                      ---------------
                                                                                            1,714,000
                                                                                      ---------------

Financial-1.1%
CIT Group, Inc.
   7.375%, 4/02/07*                                                          2,000          2,205,566
Countrywide Funding Corp.
   4.25%, 12/19/08                                                           1,500          1,532,040
Ford Motor Credit Co.
   7.375%, 2/01/12                                                           2,350          2,548,098
   7.00%, 10/01/13 *                                                           800            839,804
General Electric Capital Corp.
   5.00%, 6/15/08                                                            1,500          1,573,527
   5.875%, 2/15/13                                                           1,250          1,357,124
Goldman Sachs Capital Trust I
   6.345%, 2/15/35                                                           1,450          1,450,854
Goldman Sachs Group, Inc.
   6.65%, 5/15/10                                                              800            891,715
Household Finance Corp.
   5.75%, 1/30/08                                                              800            850,548
   6.50%, 1/24/07                                                              425            447,653
iStar Financial, Inc.
   6.00%, 12/15/11                                                             800            825,814
Lehman Brothers Holdings, Inc.
   7.875%, 8/15/11                                                             850          1,006,978
Markel Capital Trust I Series B
   8.71%, 1/01/47                                                              800            830,000
Merrill Lynch & Co., Inc.
   6.00%, 2/17/10                                                            1,000          1,084,235
                                                                                      ---------------
                                                                                           17,443,956
                                                                                      ---------------

Food/Beverage-0.2%
DIMON, Inc. Series B
   9.625%, 10/15/12                                                            800            826,000
Kellogg Co. Series B
   6.60%, 4/01/12                                                              700            787,254


                                       8       ALLIANCEBERNSTEIN BALANCED SHARES

                                                                         Principal
                                                                            Amount
Company                                                                      (000)       U.S. $ Value
-----------------------------------------------------------------------------------------------------
Kraft Foods, Inc.
   5.25%, 10/01/14                                                           1,200          1,222,504
Swift & Co.
   10.125%, 10/01/10                                                           800            882,000
                                                                                      ---------------
                                                                                            3,717,758
                                                                                      ---------------

Hotel/Lodging-0.1%
Intrawest Corp. (Canada)
   7.50%, 10/15/13                                                             800            812,000
                                                                                      ---------------

Healthcare-0.2%
HCA, Inc.
   6.25%, 2/15/13                                                            1,600          1,646,424
UnitedHealth Group, Inc.
   4.875%, 4/01/13                                                           1,250          1,260,856
                                                                                      ---------------
                                                                                            2,907,280
                                                                                      ---------------

Industrial-0.7%
Continental Cablevision, Inc.
   9.00%, 9/01/09                                                            1,700          2,002,886
Ford Motor Credit Co.
   7.875%, 6/15/11                                                             400            444,689
General Motors Acceptance Corp.
   6.125%, 8/28/08                                                           3,500          3,702,944
   8.00%, 11/01/32                                                              67             69,420
General Motors Corp.
   7.20%, 1/15/11*                                                             750            796,372
TriMas Corp.
   9.875%, 6/15/13                                                             800            848,000
Tyco International Group, SA
   6.375%, 2/15/06-10/15/12                                                  1,020          1,107,584
Waste Management, Inc.
   6.375%, 11/15/13                                                          1,500          1,644,616
                                                                                      ---------------
                                                                                           10,616,511
                                                                                      ---------------

Metals / Mining-0.0%
International Steel Group, Inc.
   6.50%, 4/15/14(b)                                                           795            767,175
                                                                                      ---------------

Municipal Obligation-0.1%
Dallas-Fort Worth Texas International
   7.07%, 11/01/24                                                           2,000          2,184,600
                                                                                      ---------------

Non-Air Transportation-0.2%
Bombardier Capital, Inc.
   7.50%, 10/17/05(b)*                                                       1,500          1,528,777
Union Pacific Corp.
   6.625%, 2/01/29                                                           1,700          1,817,545
                                                                                      ---------------
                                                                                            3,346,322
                                                                                      ---------------

Paper/Packaging-0.3%
Abitibi-Consolidated Inc. (Canada)
   8.30%, 8/01/05                                                              750            780,937


                                       9       ALLIANCEBERNSTEIN BALANCED SHARES

                                                                         Principal
                                                                            Amount
Company                                                                      (000)       U.S. $ Value
-----------------------------------------------------------------------------------------------------
Domtar, Inc. (Canada)
   7.875%, 10/15/11                                                            750            867,774
MeadWestvaco Corp.
   6.85%, 4/01/12                                                            1,000          1,106,673
Owens-Brockway Glass
   8.875%, 2/15/09                                                             850            924,375
Tembec Industries, Inc. (Canada)
   8.50%, 2/01/11                                                              800            842,000
                                                                                      ---------------
                                                                                            4,521,759
                                                                                      ---------------

Petroleum Products-0.2%
Amerada Hess Corp.
   7.30%, 8/15/31                                                            1,650          1,774,819
Canadian Natural Resources, Ltd.
   6.70%, 7/15/11                                                              700            784,528
                                                                                      ---------------
                                                                                            2,559,347
                                                                                      ---------------

Public Utilities - Electric & Gas-0.8%
American Electric Power Co., Inc. Series C
   5.375%, 3/15/11                                                           1,200          1,261,518
Calpine Corp.
   8.50%, 7/15/10(b)                                                           800            628,000
CenterPoint Energy Resources Corp. Series B
   7.875%, 4/01/14                                                           1,300          1,533,572
Consumers Energy Co.
   5.375%, 4/15/14                                                             850            868,700
Dominion Resources Capital Trust III
   8.40%, 1/15/32                                                              800            964,428
DPL, Inc.
   8.25%, 3/01/08                                                            1,000          1,072,500
FPL Energy Virginia Funding Corp.
   7.52%, 6/30/19(b)                                                           526            580,172
Nevada Power Co.
   8.25%, 6/01/12                                                              800            872,000
Nisource Finance Corp.
   7.875%, 11/15/11                                                          1,000          1,173,346
Progress Energy, Inc.
   7.10%, 3/01/11*                                                           1,600          1,800,786
Xcel Energy, Inc.
   7.00%, 12/01/11                                                             775            875,247
Yorkshire Power
   8.25%, 2/15/05(b)                                                           850            869,771
                                                                                      ---------------
                                                                                           12,500,040
                                                                                      ---------------

Public Utilities - Telephone-0.2%
Qwest Capital Funding, Inc.
   7.75%, 8/15/06                                                              255            255,000
Telecom Italia Capital (Luxembourg)
   4.00%, 11/15/08(b)                                                        1,000          1,004,294
Telefonos de Mexico SA de CV (Mexico)
   8.25%, 1/26/06                                                            1,750          1,872,500
                                                                                      ---------------
                                                                                            3,131,794
                                                                                      ---------------


                                      10       ALLIANCEBERNSTEIN BALANCED SHARES

                                                                         Principal
                                                                            Amount
Company                                                                      (000)       U.S. $ Value
-----------------------------------------------------------------------------------------------------
Publishing-0.0%
Dex Media West LLC
   9.875%, 8/15/13                                                             195            224,250
                                                                                      ---------------

Retail-0.1%
J.C. Penney & Co., Inc.
   7.60%, 4/01/07                                                              400            436,000
TM Group Holdings Plc (United Kingdom)
   11.00%, 5/15/08                                                             586            603,580
                                                                                      ---------------
                                                                                            1,039,580
                                                                                      ---------------

Supermarket/Drug-0.3%
Delhaize America, Inc.
   8.125%, 4/15/11                                                           2,000          2,275,252
Kroger Co.
   5.50%, 2/01/13                                                            1,200          1,239,898
Pathmark Stores, Inc.
   8.75%, 2/01/12*                                                             800            804,000
                                                                                      ---------------
                                                                                            4,319,150
                                                                                      ---------------

Technology-0.0%
ON Semiconductor Corp.
   12.00%, 3/15/10                                                             650            747,500
                                                                                      ---------------

Total Corporate Debt Obligations
(cost $121,801,153)                                                                       130,938,669
                                                                                      ---------------

Sovereign-0.4%
Korea Development Bank
   5.75%, 9/10/13                                                              800            840,672
Republic of South Africa
   7.375%, 4/25/12                                                           3,000          3,356,250
United Mexican States
   6.375%, 1/16/13                                                           2,300          2,413,850
                                                                                      ---------------
Total Sovereign
(cost $6,064,731)                                                                           6,610,772
                                                                                      ---------------

Yankee Bonds-0.1%
Imperial Tobacco Overseas BV (Netherlands)
   7.125%, 4/01/09
(cost $1,174,850)                                                            1,000          1,106,589
                                                                                      ---------------

Total Debt Obligations
(cost $403,671,801)                                                                       418,771,670
                                                                                      ---------------

Company                                                                     Shares       U.S. $ Value
-----------------------------------------------------------------------------------------------------
Shares

PREFERRED STOCKS-0.6%

Banking-0.4%
Abbey National Capital Trust I (United Kingdom)
   8.963%, 6/30/30                                                         875,000          1,172,418


                                      11       ALLIANCEBERNSTEIN BALANCED SHARES

Company                                                                     Shares       U.S. $ Value
-----------------------------------------------------------------------------------------------------
Deutsche Bank Capital Funding Trust I
   7.872%, 6/30/09(b)                                                    1,000,000          1,157,980
Fuji JGB Investment
   9.87%, 6/30/08(b)                                                     2,000,000          2,348,952
UBS Preferred Funding Trust II
   7.247%, 6/26/11                                                       1,000,000          1,143,444
                                                                                      ---------------
                                                                                            5,822,794
                                                                                      ---------------

Communications-0.1%
Centaur Funding Corp. (Cayman Islands)
   9.08%, 4/21/20(b)                                                           800          1,017,984
                                                                                      ---------------

Financial-0.0%
Sovereign Real Estate Investor Trust
   12.00%, 5/16/20(b)                                                      500,000            740,000
                                                                                      ---------------

Insurance-0.1%
Mangrove Bay PassThru Trust
   6.102%, 7/15/33(b)                                                    1,600,000          1,627,457
                                                                                      ---------------

Total Preferred Stocks
(cost $8,513,311)                                                                           9,208,235
                                                                                      ---------------

                                                                         Principal
                                                                            Amount
Company                                                                      (000)       U.S. $ Value
-----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-4.4%
Time Deposit-4.4%
State Street Euro Dollar
   0.85%, 9/01/04
(cost $68,564,000)                                                     $    68,564         68,564,000
                                                                                      ---------------

Total Investments Before Security Lending Collateral
(cost $1,377,240,402)                                                                   1,563,712,106
                                                                                      ---------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED**-21.4%
Short-Term Investments
Bradford
   1.56%, 9/09/04                                                           50,000         49,932,834
Concord
   1.55%, 9/09/04                                                           50,000         49,939,722
Deutsche Bank
   1.209%, 10/25/04                                                         15,000         15,000,000
Federal Home Loan Bank
   1.27%-1.44%, 3/08/05-4/26/05                                             35,000         35,000,000
General Electric
   1.23%-1.346%, 11/22/04-1/28/05                                            7,500          7,775,650
Goldman Sachs
   1.61%, 10/20/04                                                          25,000         25,000,000
Gotham Funding
   1.59-1.60%, 9/07/04-9/20/04                                              92,142         92,074,329
Morgan Stanley
   1.62%, 12/06/04                                                          20,000         20,000,000


                                      12       ALLIANCEBERNSTEIN BALANCED SHARES

                                                                         Principal
                                                                            Amount
Company                                                                      (000)       U.S. $ Value
-----------------------------------------------------------------------------------------------------
Sigma Finance
   1.22%, 12/03/04                                                          15,000         15,000,000
                                                                                      ---------------
                                                                                          309,722,535
                                                                                      ---------------

                                                                            Shares

UBS Private Money Market Fund, LLC
   1.44%                                                                27,303,955         27,303,955
                                                                                      ---------------

Total Investment of Cash Collateral for Securities Loaned
(cost $337,026,490)                                                                       337,026,490
                                                                                      ---------------

Total Investments-121.1%
(cost $1,714,266,892)                                                                   1,900,738,596
Other assets less liabilities-(21.1%)                                                    (330,760,143)
                                                                                      ---------------
Net Assets-100%                                                                         1,569,978,453
                                                                                      ---------------

*     Represents entire or partial securities out on loan.
(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate market value of these securities amounted to $26,244,491 or 1.7% of net assets.

      Glossary:

      ADR - American Depositary Receipt.


                                      13       ALLIANCEBERNSTEIN BALANCED SHARES

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: October 28, 2004

By:   /s/ Mark D. Gersten
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: October 28, 2004


                                       15